Acquisitions - Sprout (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Asset acquired:
Goodwill		$ 45,295	$ 3,961
Liabilities assumed:
Other current liabilities	$ (100)
Total asset acquired	31,186
Sprout
Consideration Transferred:
Cash consideration	12,000
Share consideration	19,186
Total consideration	31,186
Asset acquired:
Goodwill	26,686
Total assets acquired	$ 31,286
Liabilities assumed:
Share consideration (in shares)	1,244,258
Share price (in dollars per share)	$ 15.42
Transaction expenses		$ 1,000
Sprout | Software technology
Asset acquired:
Intangibles	$ 2,973
Sprout | Trade name
Asset acquired:
Intangibles	217
Sprout | Customer relationships
Asset acquired:
Intangibles	$ 1,410